Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)	Total Revenue(5) ($ Thousands)
					TSR ($)	Peer Group TSR ($)
2025	4,769,014	(3,225,545)	1,668,817	(553,084)	409.64	113.34	(38,228)	455,715
2024	3,695,421	33,286,022	1,160,525	9,517,874	433.14	91.51	(186,733)	249,365
2023	6,049,470	38,409,964	1,923,067	11,430,710	227.03	88.86	(56,048)	217,646
2022	2,157,067	456,994	811,490	311,906	22.21	94.64	(66,397)	222,818
2021	3,659,008	2,725,556	1,251,466	988,822	60.40	138.17	(54,162)	211,565

(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021-2025
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	4,769,014	(2,837,667)	(5,156,892)	(3,225,545)
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,668,817	(883,654)	(1,338,247)	(553,084)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	9,612,093	(2,166,361)	459,602	(13,062,226)	(5,156,892)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,993,206	(608,614)	143,127	(3,865,966)	(1,338,247)

(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized below in the “2025” column and in the “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

2021	2022-2023	2024	2025
Axcelis Technologies, Inc.
ADTRAN Holdings, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
Calix, Inc.
CalAmp Corp.
Casa Systems, Inc.
Cohu, Inc.
Digi International Inc.
EMCORE Corporation
Harmonic Inc.
Inseego Corp.
KVH Industries, Inc.
NeoPhotonics Corporation
Photronics, Inc.
Ribbon Communications Inc.
Xperi Inc.	Axcelis Technologies, Inc.
ADTRAN Holdings, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
Calix, Inc.
CalAmp Corp.
Casa Systems, Inc.
Cohu, Inc.
Digi International Inc.
EMCORE Corporation
Harmonic Inc.
Inseego Corp.
KVH Industries, Inc.
Photronics, Inc.
Ribbon Communications Inc.
Xperi Inc.	A10 Networks, Inc.
ADTRAN Holdings, Inc.
ACM Research, Inc.
Alpha and Omega Semiconductor Limited
Aviat Networks, Inc.
CEVA, Inc.
Clearfield, Inc.
Cohu, Inc.
Comtech Telecommunications
Digi International Inc.
Harmonic Inc.
indie Semiconductor, Inc.
NETGEAR, Inc.
OneSpan, Inc.
Photronics, Inc.
Ribbon Communications Inc.
Semtech Corporation
Skywater Technology, Inc.
Vishay Precision Group, Inc.
Xperi Inc.	A10 Networks, Inc.
ADTRAN Holdings, Inc.
ACM Research, Inc.
Alpha and Omega Semiconductor Limited
Allegro MicroSystems, Inc.
Calix, Inc.
Cohu, Inc.
Digi International Inc.
Extreme Networks, Inc.
FormFactor, Inc.
Harmonic Inc.
Infinera, Inc.
MaxLinear, Inc.
NETGEAR, Inc.
NetScout Systems, Inc.
Photronics, Inc.
Ribbon Communications Inc.
Semtech Corporation
Skywater Technology, Inc.
Viavi Solutions Inc.
The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. As described in the “Compensation Discussion and Analysis” section of this Proxy Statement, after the compensation committee reviewed our compensation peer group in the first quarter of 2025, the compensation committee updated the peer group criteria and the peer group companies that were used to assist with the determination of compensation for our executive officers for fiscal 2025. If the 2024 peer group had been used to calculate the peer group TSR, the amounts shown for 2025, 2024, 2023, 2022 and 2021 would have been $94.04, $88.30, $74.23, $77.85 and $114.93, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.

Named Executive Officers, Footnote
(1)
Chih-Hsiang (Thompson) Lin was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2021-2025
Stefan J. Murry
Hung-Lun (Fred) Chang
Shu-Hua (Joshua) Yeh
David C. Kuo

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized below in the “2025” column and in the “Compensation Discussion and Analysis” section of this Proxy Statement, for the years reflected in the table above but excludes companies that had ceased to be publicly traded as of the end of each fiscal year.

PEO Total Compensation Amount	$ 4,769,014	$ 3,695,421	$ 6,049,470	$ 2,157,067	$ 3,659,008
PEO Actually Paid Compensation Amount	$ (3,225,545)	33,286,022	38,409,964	456,994	2,725,556
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	4,769,014	(2,837,667)	(5,156,892)	(3,225,545)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	9,612,093	(2,166,361)	459,602	(13,062,226)	(5,156,892)

Non-PEO NEO Average Total Compensation Amount	$ 1,668,817	1,160,525	1,923,067	811,490	1,251,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ (553,084)	9,517,874	11,430,710	311,906	988,822
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,668,817	(883,654)	(1,338,247)	(553,084)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,993,206	(608,614)	143,127	(3,865,966)	(1,338,247)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.
Total Revenue Non-GAAP Operating Income (Loss) Relative TSR

Total Shareholder Return Amount	$ 409.64	433.14	227.03	22.21	60.4
Peer Group Total Shareholder Return Amount	113.34	91.51	88.86	94.64	138.17
Net Income (Loss)	$ (38,228,000)	$ (186,733,000)	$ (56,048,000)	$ (66,397,000)	$ (54,162,000)
Company Selected Measure Amount	455,715	249,365	217,646	222,818	211,565
PEO Name	Chih-Hsiang (Thompson) Lin
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total – Inclusion of Equity Values for PEO 1 ($)
2025	9,612,093	(2,166,361)	459,602	(13,062,226)	(5,156,892)
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,993,206	(608,614)	143,127	(3,865,966)	(1,338,247)

Pervious Peer Group Total Shareholder Return Amount	$ 94.04	$ 88.3	$ 74.23	$ 77.85	$ 114.93
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description	(5) We determined Total Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income (Loss
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,156,892)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,612,093
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,166,361)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,602
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,062,226)
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,837,667)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,338,247)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,993,206
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(608,614)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,127
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,865,966)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (883,654)